May 24, 2024
PSF Avantis Balanced Allocation Portfolio

PSF Avantis Balanced Allocation Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%